John Hancock
Regional Bank Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 99.6%		$1,471,552,839
(Cost $903,511,253)
Financials 99.6%		1,471,552,839
Banks 95.2%
1st Source Corp.	170,328	8,037,778
American Business Bank (A)	146,768	5,261,633
American River Bankshares	115,597	1,672,689
Ameris Bancorp	424,822	17,073,596
Atlantic Capital Bancshares, Inc. (A)	337,654	6,371,531
Atlantic Union Bankshares Corp.	544,837	18,355,559
Bank of America Corp.	1,497,001	49,146,543
Bank of Commerce Holdings	259,034	2,771,664
Bank of Hawaii Corp.	202,766	18,167,834
Bank of Marin Bancorp	174,398	7,683,976
Bar Harbor Bankshares	221,320	4,869,040
Baycom Corp. (A)	230,501	5,177,052
Berkshire Hills Bancorp, Inc.	480,834	13,535,477
BOK Financial Corp.	258,492	20,395,019
Bryn Mawr Bank Corp.	373,057	13,997,099
Business First Bancshares, Inc.	122,109	3,025,861
Cadence BanCorp	827,838	12,939,108
California Bancorp, Inc. (A)	91,645	1,897,052
California Bancorp, Inc., PIPE (A)	60,262	1,216,238
Cambridge Bancorp	63,582	4,589,349
Camden National Corp.	122,426	5,785,853
CenterState Bank Corp.	219,658	4,955,484
Citizens Community Bancorp, Inc.	314,070	3,762,559
Citizens Financial Group, Inc.	1,343,154	50,072,781
City Holding Company	73,426	5,556,880
Civista Bancshares, Inc.	282,609	6,220,224
Coastal Financial Corp. (A)	282,234	5,023,765
Columbia Banking System, Inc.	503,327	19,478,755
Comerica, Inc.	592,795	36,255,342
County Bancorp, Inc.	86,578	2,186,095
Cullen/Frost Bankers, Inc.	299,210	26,677,564
Eagle Bancorp Montana, Inc.	145,598	3,060,470
East West Bancorp, Inc.	329,018	15,082,185
Equity Bancshares, Inc., Class A (A)	236,687	6,357,413
Evans Bancorp, Inc.	125,899	4,915,097
Fifth Third Bancorp	1,609,156	45,780,488
First Bancorp, Inc.	142,186	4,021,020
First Business Financial Services, Inc.	196,522	4,948,424
First Community Corp.	223,238	4,583,076
First Financial Bancorp	671,165	16,134,807
First Hawaiian, Inc.	656,217	19,069,666
First Horizon National Corp.	1,507,019	24,112,304
First Merchants Corp.	365,600	14,532,600
First Mid Bancshares, Inc.	85,631	2,804,415
Flushing Financial Corp.	89,861	1,785,538
FNB Corp.	1,217,662	14,210,116
German American Bancorp, Inc.	241,123	8,243,995
Glacier Bancorp, Inc.	248,663	10,535,851
Great Southern Bancorp, Inc.	85,152	4,846,000
Great Western Bancorp, Inc.	390,613	11,542,614
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Hancock Whitney Corp.	582,176	$23,135,674
HBT Financial, Inc. (A)	294,391	5,690,578
Heritage Commerce Corp.	1,119,022	12,980,655
Heritage Financial Corp.	220,086	5,673,817
Horizon Bancorp, Inc.	715,211	12,101,370
Howard Bancorp, Inc. (A)	341,092	5,761,044
Huntington Bancshares, Inc.	2,247,658	30,500,719
Independent Bank Corp. (Massachusetts)	309,968	22,379,690
Independent Bank Corp. (Michigan)	207,730	4,441,267
JPMorgan Chase & Co.	347,791	46,033,617
KeyCorp	2,758,127	51,604,556
Level One Bancorp, Inc.	193,489	4,810,137
Live Oak Bancshares, Inc.	130,357	2,278,640
M&T Bank Corp.	270,386	45,565,449
Mackinac Financial Corp.	312,521	4,725,318
Metrocity Bankshares, Inc.	138,772	2,230,066
MidWestOne Financial Group, Inc.	133,518	4,317,972
Nicolet Bankshares, Inc. (A)	117,475	8,299,609
Northrim BanCorp, Inc.	114,893	4,323,424
Old National Bancorp	1,312,497	23,506,821
Old Second Bancorp, Inc.	613,207	7,533,248
Pacific Premier Bancorp, Inc.	544,294	16,219,961
PacWest Bancorp	424,538	14,880,057
Park National Corp.	134,155	12,740,700
Peoples Bancorp, Inc.	196,342	6,388,969
Pinnacle Financial Partners, Inc.	618,877	36,550,876
QCR Holdings, Inc.	150,799	6,197,839
Red River Bancshares, Inc. (A)	15,372	813,947
Regions Financial Corp.	2,805,516	43,681,884
Renasant Corp.	397,411	12,689,333
SB Financial Group, Inc.	186,073	3,520,501
Shore Bancshares, Inc.	246,684	4,008,615
Southern First Bancshares, Inc. (A)	166,138	6,487,689
Stock Yards Bancorp, Inc.	301,188	11,668,023
SVB Financial Group (A)	130,716	31,414,976
Synovus Financial Corp.	568,624	19,913,212
TCF Financial Corp.	490,732	20,748,149
The Community Financial Corp.	144,637	4,917,658
The First Bancshares, Inc.	157,025	5,404,801
The First of Long Island Corp.	77,802	1,716,312
The PNC Financial Services Group, Inc.	299,177	44,442,743
TriCo Bancshares	434,718	15,823,735
Truist Financial Corp.	885,143	45,646,825
U.S. Bancorp	690,128	36,728,612
Washington Trust Bancorp, Inc.	205,967	9,748,418
Western Alliance Bancorp	544,568	30,076,491
Zions Bancorp NA	813,050	36,985,642
Thrifts and mortgage finance 4.4%
First Defiance Financial Corp.	384,946	11,313,563
OP Bancorp	391,274	3,908,827
Provident Financial Holdings, Inc.	168,339	3,705,141
Provident Financial Services, Inc.	230,649	5,261,104
Southern Missouri Bancorp, Inc.	225,286	8,024,687
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
United Community Financial Corp.	799,062	$8,733,748
Westbury Bancorp, Inc. (A)	139,790	3,956,057
WSFS Financial Corp.	516,786	20,614,594

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.4%				$5,441,000
(Cost $5,440,759)
U.S. Government Agency 0.2%				2,836,000
Federal Agricultural Mortgage Corp. Discount Note	1.500	02-03-20	616,000	616,000
Federal Home Loan Bank Discount Note	1.500	02-03-20	2,220,000	2,220,000

	Par value^	Value
Repurchase agreement 0.2%		2,605,000

Barclays Tri-Party Repurchase Agreement dated 1-31-20 at 1.570% to be repurchased at $2,605,341 on 2-3-20, collateralized by $2,531,400 U.S. Treasury Notes, 2.625% due 12-31-23 (valued at $2,657,503)	2,605,000	2,605,000

Total investments (Cost $908,952,012) 100.0%	$1,476,993,839
Other assets and liabilities, net 0.0%	195,191
Total net assets 100.0%	$1,477,189,030

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
PIPE	Private Investment in Public Equity
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	1,406,035,118	$1,404,818,880	$1,216,238	—
Thrifts and mortgage finance	65,517,721	65,517,721	—	—
Short-term investments	5,441,000	—	5,441,000	—
Total investments in securities	$1,476,993,839	$1,470,336,601	$6,657,238	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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